Document and Entity Information	Oct. 27, 2022
Cover [Abstract]
Entity Registrant Name	AWARE, INC.
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission on October 27, 2022 (“Original Filing”). The sole purpose of this Amendment is to furnish a corrected Exhibit 99.1 due to a clerical error on page 4 in the Statement of Operations table. Other than as described above, this Amendment does not modify or update any disclosures in or exhibits to the Original Filing nor does it reflect any events that may have occurred subsequent to the Original Filing.
Entity Central Index Key	0001015739
Document Type	8-K/A
Document Period End Date	Oct. 27, 2022
Entity Incorporation State Country Code	MA
Entity File Number	000-21129
Entity Tax Identification Number	04-2911026
Entity Address, Address Line One	76 Blanchard Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	276-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AWRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false